Annual Total Returns[BarChart] - Invesco Short Duration Inflation Protected Fund - Class A2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.54%	0.15%	(0.29%)	(0.13%)	(0.13%)	2.74%	0.39%	(0.05%)	4.63%	5.19%